(LOSS) EARNING PER SHARE - Basic and diluted (loss) earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ (133,421)	$ (19,079)	¥ 248,423	¥ (2,597,169)
Net income attributable to noncontrolling interest	(67,518)		(65,223)	(46,667)
Net income attributable to redeemable noncontrolling interests	(50,903)	(7,279)
Accretion to redemption amount of redeemable noncontrolling interests	(4,929)	(705)
Net income attributable to convertible note holders based on their participating rights			(15,078)
Net (loss) income attributable to the Company	(256,771)	$ (36,718)	168,122	(2,643,836)
Adjusted net (loss) income attributable to ordinary shareholders - basic	(256,771)		168,122	(2,643,836)
Reversal of net income attributable to convertible promissory notes			15,078
Adjust for changes in the fair value of financial instruments			80,880
Adjust for gain on debt extinguishment			(246,175)
Adjusted interest for convertible promissory notes			22,723
Adjusted net (loss) income attributable to ordinary shareholders -diluted	¥ (256,771)		¥ 40,628	¥ (2,643,836)
Denominator:
Weighted average number of shares outstanding-basic (in shares) | shares	1,612,272,787	1,612,272,787	1,593,594,519	901,143,138
Weighted average number of shares outstanding-diluted (in shares) | shares	1,612,272,787	1,612,272,787	1,742,346,367	901,143,138
(Loss) earning per share-basic:
Basic (in dollars per share) | (per share)	¥ (0.16)	$ (0.02)	¥ 0.11	¥ (2.93)
(Loss) earning per share-diluted:
Diluted (in dollars per share) | (per share)	¥ (0.16)	$ (0.02)	¥ 0.02	¥ (2.93)